Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

8.Leases

The Group has operating leases for corporate offices and warehouses. In addition, upon the adoption of ASC 842, land use rights with total carrying amount of RMB4.2 billion and RMB4.0 billion (Note 7) were identified as operating lease right-of-use assets as of December 31, 2024 and 2025, respectively.

The Group’s leases have remaining lease terms of 1 month to 65 years, some of which include options to terminate the leases within certain periods. The Group considers these options in determining the classification and measurement of the leases when it is reasonably certain that the Group will exercise that option.

The following table provides information related to the Group’s operating leases (in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost	344,606	249,169	168,626
Cash paid for amounts included in the measurement of operating lease liabilities	331,579	271,670	185,987
Change of right-of-use assets related to exchange for operating lease obligations	215,209	40,557	(52,897)

Additionally, the short-term lease cost was RMB42.3 million, RMB44.6 million and RMB15.7 million for the years ended December 31, 2023, 2024 and 2025, respectively.

The following table provides a summary of the Group’s operating lease terms and discount rates, which excludes the land use rights, as of December 31, 2024 and 2025:

	December 31,	December 31,
	2024	2025
Weighted average remaining lease term	2.87 years	2.75 years
Weighted average discount rate	3.62%	3.54%

Maturities of operating lease liabilities as of December 31, 2025 were as follows (in thousands):

RMB
2026	123,120
2027	89,093
2028	66,733
2029	30,163
2030	22,314
Thereafter	41,145
Total operating lease payments	372,568
Less: imputed interest	(27,243)
Total	345,325